Income Taxes (Details) - Schedule of Changes in Tax Valuation Allowance - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Changes in Tax Valuation Allowance [Abstract]
January 1,	$ 3,880,433	$ 2,735,881	$ 1,413,050
Net change in the valuation allowance	1,718,655	1,144,552	1,322,831
- Additions recognized in the income statement	1,718,655	1,224,430	2,645,495
- Translation adjustments		(79,878)	(1,322,664)
December 31,	$ 5,599,088	$ 3,880,433	$ 2,735,881